Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES	NOTE 3: - PREPAID EXPENSES AND OTHER RECEIVABLES
	December 31,
	2024	2025

Government authorities	$315	$300
Prepaid expenses	1,042	1,059
Other receivables	17	36

	$1,374	$1,395